Off-balance sheet arrangements (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Off-balance sheet arrangements
Purchase commitments	€ 91,344	€ 272,240
Less than 1 year
Off-balance sheet arrangements
Purchase commitments	75,845	189,662
1-3 years
Off-balance sheet arrangements
Purchase commitments	13,858	70,323
3-5 years
Off-balance sheet arrangements
Purchase commitments	1,556	10,962
More than 5 years
Off-balance sheet arrangements
Purchase commitments	€ 85	€ 1,293